Shareholder Report, Average Annual Return (Details) 190429_GuideMark World ex-US Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuideMark World ex-US Fund Service Shares
Average Annual Return, Percent	24.99%	8.28%	8.26%
MSCI World ex-USA Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Average Annual Return, Percent	23.63%	8.97%	9.22%